13F-HR
          03/31/2010

             0000846633
             e$e3akrv

          NONE
     1

            STEVE WALLACE
           (703) 243-4433

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 03/31/2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      05/13/2010

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                25
FORM 13F Information Table Value Total:                            65,472

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
ACORN INTERNATIONAL ADR       COM     004854105       112           22,318        SH    SOLE              22,318
CATO CORP NEW CL A            COM     149205106       222           10,354        SH    SOLE              10,354
DIANA SHIPPING INC COM        COM     Y2066G104       227           14,982        SH    SOLE              14,982
ENTEGRIS INC COM STK          COM     29362U104        85           16,912        SH    SOLE              16,912
EXELIXIS INC COM STK          COM     30161Q104        62           10,147        SH    SOLE              10,147
FAIRCHILD SEMICONDUCTOR INTL  COM     303726103       115           10,784        SH    SOLE              10,784
FULLER H B CO COM STK         COM     359694106       220            9,460        SH    SOLE               9,460
GRACO INC COM STK             COM     384109104       214            6,692        SH    SOLE               6,692
HAWAIIAN HLDGS INC COM STK    COM     419879101        88           11,955        SH    SOLE              11,955
HEADWATERS INC COM STK        COM     42210P102        55           11,927        SH    SOLE              11,927
HECLA MNG CO COM STK          COM     422704106        85           15,506        SH    SOLE              15,506
HOVNANIAN K ENTERPRISES INC C COM     442487203       100           23,043        SH    SOLE              23,043
KULICKE & SOFFA INDS INC COM  COM     501242101       119           16,358        SH    SOLE              16,358
PARAGON SHIPPING INC -CL A    COM     69913R309        76           16,245        SH    SOLE              16,245
PIER 1 IMPORTS INC COM STK    COM     720279108        69           10,817        SH    SOLE              10,817
TERADYNE INC COM STK          COM     880770102       156           13,975        SH    SOLE              13,975
TRIQUINT SEMICONDUCTOR INC CO COM     89674K103        89           12,782        SH    SOLE              12,782
UNITED ONLINE INC COM STK     COM     911268100       100           13,399        SH    SOLE              13,399
VISHAY INTERTECHNLGYINC       COM     928298108       208           20,357        SH    SOLE              20,357
RUSSELL 3000                  ETF     464287689    47,752          693,974        SH    SOLE             693,974
IPATH GSCI                    ETF     06738C794     1,805           58,250        SH    SOLE              58,250
MSCI EAFE Index               ETF     464287465     4,577           81,763        SH    SOLE              81,763
MSCI Taiwan Index             ETF     464286731       205           16,300        SH    SOLE              16,300
S&P 500 Depositary            ETF     78462F103     5,651           48,300        SH    SOLE              48,300
S&P 100 Index                 ETF     464287101     3,081           57,500        SH    SOLE              57,500